Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions		12 Months Ended			105 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ 16,723	$ 7,180	$ (2,295)
Tax charge (credit) on profit or loss	[1]	$ 7,145	$ 3,712	$ (2,467)
Effective tax rate		43.00%	52.00%	107.00%
Tax rate computed at the weighted average statutory rate		43.00%	44.00%	52.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities		(0.05)	(0.07)	0.19
Adjustments in respect of prior years		0.00%	0.00%	23.00%
Deferred tax not recognized		0.02	0.09	(0.27)
Tax incentives for investment		(0.02)	(0.06)	0.11
Gulf of Mexico oil spill non-deductible costs		0.00	0.01	(0.04)
Disposal impacts		0.00	(0.01)	0.30
Foreign exchange		3.00%	(4.00%)	(2.00%)
Items not deductible for tax purposes		1.00%	5.00%	(11.00%)
Impact of US tax reform		(1.00%)	12.00%	0.00%
Decrease in rate of UK supplementary charge		0.00%	0.00%	19.00%
Other		2.00%	(1.00%)	(3.00%)
Supplementary charge tax rate			10.00%	20.00%
Gulf of Mexico Oil Spill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ (1,193)	$ (3,180)	$ (7,134)	$ (66,958)
Tax charge (credit) on profit or loss		$ (174)	$ 2,222	(3,105)
Excluding Impacts of Oil Spill and Impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation				2,914
Tax charge (credit) on profit or loss				$ (117)
Effective tax rate				(4.00%)
Tax rate computed at the weighted average statutory rate				18.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities				(0.15)
Adjustments in respect of prior years				5.00%
Deferred tax not recognized				0.26
Tax incentives for investment				(0.09)
Gulf of Mexico oil spill non-deductible costs				0.00
Disposal impacts				(0.24)
Foreign exchange				1.00%
Items not deductible for tax purposes				8.00%
Impact of US tax reform				0.00%
Decrease in rate of UK supplementary charge				(15.00%)
Other				1.00%
Impacts of Oil Spill and Impairment | Gulf of Mexico Oil Spill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation				$ (5,209)
Tax charge (credit) on profit or loss				$ (2,350)
Effective tax rate				45.00%
Tax rate computed at the weighted average statutory rate				33.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities				0.00
Adjustments in respect of prior years				13.00%
Deferred tax not recognized				0.03
Tax incentives for investment				0.00
Gulf of Mexico oil spill non-deductible costs				(0.02)
Disposal impacts				0.00
Foreign exchange				0.00%
Items not deductible for tax purposes				0.00%
Impact of US tax reform				0.00%
Decrease in rate of UK supplementary charge				0.00%
Other				(2.00%)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.